Accumulated Other Comprehensive Income (Loss) (Other Comprehensive Income (Loss)) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Available-for-sale Securities, Pre-tax
Unrealized holding gains (losses) on securities arising during period	$ (10,402,682)		$ 5,516,942		$ 7,381,963
Reclassification adjustment for gains realized in income	(484,246)	[1]	(796,281)	[1]	(58,306)	[1]
Net unrealized gains (losses)	(10,886,928)		4,720,661		7,323,657
Available-for-sale Securities, Tax
Unrealized holding gains (losses) on available-for-sale securities during the period	4,161,073		(2,206,776)		(2,952,785)
Reclassification adjustment for gains included in net income	193,698	[1]	318,512	[1]	23,322	[1]
Net unrealized gains (losses) on available-for-sale securities	4,354,771		(1,888,264)		(2,929,463)
Available-for-sale Securities, After-tax
Unrealized holding gains (losses) on available-for-sale securities during the period	(6,241,609)		3,310,166		4,429,178
Reclassification adjustment for gains included in net income	(290,548)	[1]	(477,769)	[1]	(34,984)	[1]
Net change in securities available-for-sale	(6,532,157)		2,832,397		4,394,194
Postretirement Benefit Obligation, Before-tax
Net pension gain arising during period	798,226		334,059		(530,322)
Net unrecognized postretirement benefit obligation	798,226		334,059		(530,322)
Postretirement Benefit Obligation, Tax
Net pension gain arising during period	(319,290)		(133,624)		212,129
Net unrecognized postretirement benefit obligation	(319,290)		(133,624)		212,129
Postretirement Benefit Obligation, After-tax
Net pension gain arising during period	478,936		200,435		(318,193)
Net unrecognized postretirement benefit obligation	478,936		200,435		(318,193)
Other comprehensive Income, Pre-tax
Other comprehensive loss	(10,088,702)		5,054,720		6,793,335
Other comprehensive Income, Tax
Other comprehensive loss	4,035,481		(2,021,888)		(2,717,334)
Other comprehensive income (loss), After-tax
Other comprehensive (loss) income, net of tax	$ (6,053,221)		$ 3,032,832		$ 4,076,001

[1]	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net gains (losses) on sales of securities on the consolidated statement of income.